Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 58,030	$ 218,283
Trade accounts receivable	125,440	104,164
Other accounts receivable	23,887	25,007
Inventory	184,399	185,735
Commodity derivatives contracts, net	0	55,011
Commodity derivatives deposits	27,415	0
Other current assets	40,237	58,143
Total current assets	459,408	646,343
Property, plant and equipment	8,431,227	7,628,592
Less: accumulated depreciation	2,027,193	1,830,411
Net property, plant and equipment	6,404,034	5,798,181
Investments in non-controlled entities	1,240,551	1,076,306
Right-of-use asset, operating leases	171,868
Long-term receivables	20,782	20,844
Goodwill	53,260	53,260
Other intangibles (less accumulated amortization of $2,979 and $6,255 at December 31, 2018 and 2019, respectively)	47,898	51,174
Restricted cash	26,569	90,978
Other noncurrent assets	13,359	10,451
Total assets	8,437,729	7,747,537
Current liabilities:
Accounts payable	150,992	138,735
Accrued payroll and benefits	75,511	70,276
Accrued interest payable	64,276	63,258
Accrued taxes other than income	66,007	53,093
Deferred revenue	109,654	121,085
Accrued product purchases	90,788	75,482
Energy commodity derivatives contracts, net	10,222	0
Commodity derivatives deposits	0	37,328
Current portion of operating lease liability	26,221
Current portion of long-term debt, net	0	59,489
Other current liabilities	73,205	57,810
Total current liabilities	666,876	676,556
Long-term operating lease liability	144,023
Long-term debt	4,706,075	4,211,380
Long-term pension and benefits	145,992	122,580
Other noncurrent liabilities	59,735	93,587
Commitments and contingencies
Partners' capital:
Common unitholders (228,195 units and 228,403 units outstanding at December 31, 2018 and 2019, respectively)	2,877,105	2,763,925
Accumulated other comprehensive loss	(162,077)	(120,491)
Total partners’ capital	2,715,028	2,643,434
Total liabilities and partners' capital	$ 8,437,729	$ 7,747,537